Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Operating and formation costs		$ 612,468	$ 1,420	$ 2,847	$ 1,038,554	$ 8,687
Loss from operations		(612,468)	(1,420)	(2,847)	(1,038,554)
Other income (expenses)
Interest income on investments held in Trust Account		1,562,141			3,604,815
Change in fair value of Forward Purchase Agreement		(80,000)			(80,000)
Total other income (expense)		1,482,141			3,524,815
Income (loss) before income taxes		869,673	(1,420)	(2,847)	2,486,261
Income tax expense		(757,011)			(757,011)
Net Income (loss)		$ 112,662	$ (1,420)	$ (2,847)	$ 1,729,250	$ (8,687)
Basic weighted average shares outstanding (in Shares)	[1]					2,850,155
Basic net income (loss) per share (in Dollars per share)						$ 0
Class A Ordinary Shares
Other income (expenses)
Basic weighted average shares outstanding (in Shares)		12,168,875			10,163,016
Basic net income (loss) per share (in Dollars per share)		$ 0.01	$ 0	$ 0	$ 0.12
Class B Ordinary Shares
Other income (expenses)
Basic weighted average shares outstanding (in Shares)		4,935,622	2,875,000	1,432,234	4,935,622
Basic net income (loss) per share (in Dollars per share)		$ 0.01	$ 0	$ 0	$ 0.12

[1]	Excludes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).